Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions

b)	The Company had the following related party transactions for the years ended December 31, 2011, 2012 and 2013:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Services provided to:
—SH Guotong	8,181	27,171	—	—
—GZ Juliang	268	—	—	—
—21V BJ	3	—	—	—
—21V FS	39	—	—	—
—CE BJ	854	1	—	—
—CE Soft BJ	90	215	—	—
—VEE	303	—	—	—
—TJ Yunlifang	93	—	—	—
Services provided by:
—SH Guotong	2,554	6,639	—	—
—Xi’an Tech	8,836	5,526	—	—
Rental of equipment from:
—Xi’an Tech	897	—	—	—
—21V NB	442	—	—	—
Purchases of equipment from:
—SZ Aizhuoyi	—	—	61,202	10,110
—ABC	—	—	266	44
—SH Guotong	—	1,812	—	—
—CE Soft BJ	—	515	—	—
—Xi’an Tech	39,896	—	—	—
Loans provided to:
—BitCool Media	—	14,771	19,096	3,154
—SH Shibei	—	—	4,900	809
—Seller of iJoy	—	—	12,193	2,015
Repayment of loans:
—BitCool Media	—	—	1,219	201
Interest income from loan to:
—Bitcool Media	—	253	861	142
Acquisition of 21V Xi’an from 21 Vianet Infrastructure Limited	—	15,977	—	—
Purchase 10% equity interests of BJ Tele from aBitCool (Note 11)	8,200	—	—	—
Purchase 99.95% equity interests of SH Cloud from 21V FS	18,191	—	—	—
Purchase 0.05% equity interests of SH Cloud from 21V BJ	9	—	—	—
Purchase 100% equity interests of SZ Cloud from 21V FS	7,900	—	—	—

Related Party Balances
c)	The Company had the following related party balances as of December 31, 2012 and 2013:

	December 31,
	2012	2013
	RMB	RMB	US$
Amounts due from related parties:
—SH Guotong	3,702	—	—
—Bitcool Media	15,024	33,311	5,503
—Seller of iJoy	—	24,387	4,028
—SH Shibei	—	9,800	1,619

	18,726	67,498	11,150

Amounts due to related parties:
Current:
—Seller of Gehua	39,592	16,737	2,765
—Seller of the Managed Network Entities	47,755	47,755	7,888
—Seller of iJoy	—	63,602	10,506
—Seller of Tianwang and Yilong	—	19,605	3,239
—BJ Huibang	815	—	—
—Sellers of Fastweb	16,875	—	—

	105,037	147,699	24,398

	December 31,
	2012	2013
	RMB	RMB	US$
Non-current:
—Seller of iJoy	—	58,487	9,662
—Seller of Tianwang and Yilong	—	19,834	3,276
—Seller of the Managed Network Entities	43,992	—	—
—Sellers of Fastweb	35,601	—	—
—Seller of Gehua	6,723	—	—

	86,316	78,321	12,938

Parent Company
Related Party Transactions
Related party transactions

The Company had the following related party balances as of December 31, 2012 and 2013:

	December 31,
	2012	2013
	RMB	RMB	US$
Amount due from subsidiaries
—21Vianet HK	842,849	1,581,289	261,210
—21Vianet Beijing	85,404	91,042	15,040
—Xi’an Holding	—	4	1

	928,253	1,672,335	276,251

Amount due from related parties
—Seller of iJoy	—	24,387	4,028

Amount due to related parties
Current:
—Sellers of Fastweb	16,875	—	—
—Seller of Gehua	33,292	16,737	2,765
—Seller of Tianwang and Yilong	—	19,605	3,239
—Seller of iJoy	—	63,602	10,506

	50,167	99,944	16,510

Non-current:
—Sellers of Fastweb	35,601	—	—
—Seller of Gehua	6,723	—	—
—Seller of Tianwang and Yilong	—	19,834	3,276
—Seller of iJoy	—	58,487	9,662

	42,324	78,321	12,938